Acquisition Obligation	6 Months Ended	12 Months Ended
	Jan. 31, 2012	Jul. 31, 2011
Acquisition Obligation
Acquisition Obligation

Note 6—Acquisition Obligation

On March 24, 2011, the Company recorded an acquisition obligation for amounts due to Inovio in accordance with the Asset Purchase Agreement (see Note 5).  On September 28, 2011, the Company entered into a First Amendment to Asset Purchase Agreement (the “Amendment”).  The Amendment amended and modified certain payment terms of the Asset Purchase Agreement dated March 14, 2011.  Prior to the Amendment, the Asset Purchase Agreement required the Company to make a payment of $750,000 to Inovio by September 24, 2011.  Under the Amendment, the Company was required to make a payment of $100,000 to Inovio on September 30, 2011, with the remaining $650,000 to be paid to Inovio at the earlier of (a) 30 days following the receipt by the Company of aggregate net proceeds of more than $5,000,000 from one or more financings occurring on or after September 30, 2011, or (b) March 31, 2012.  In consideration for the Amendment, the Company issued to Inovio a warrant to purchase 1,000,000 shares of the Company’s common stock.

In accordance with ASC 835-30 “Interest on Receivables and Payables”, the future payments under the acquisition obligation were discounted using the incremental borrowing rate of 5.00%, to arrive at an initial imputed interest discount on the obligation as of the acquisition date of approximately $174,000.  The imputed interest discount was recorded as a reduction to the relative fair value of the intangible assets acquired (see Note 5).  The discount was revised as of the date of the Amendment to arrive at a revised imputed interest discount on the obligation of approximately $132,000 as of September 28, 2011.  Non-cash interest expense recognized during the three and six months ended January 31, 2012, was approximately $34,000 and $86,000, respectively.  As of January 31, 2012, the outstanding acquisition obligation was reduced by short-term and long-term imputed interest discounts of approximately $80,000 and $8,000, respectively.

The Company evaluated the amendment in accordance with ASC 470-50, and determined the modification of the terms upon entry into the Amendment were not considered substantial.  In accordance with the guidance, the fair value of the warrants issued to Inovio as consideration for the Amendment will be recorded as a discount to the acquisition obligation and amortized to interest expense over the remaining term of the modified obligation payable.  During the three and six months ended January 31, 2012, approximately $59,000 and $76,000, respectively, was recognized as non-cash interest expense for amortization of the discount. As of January 31, 2012, the outstanding acquisition obligation was reduced by short-term and long-term discounts of approximately $138,000 and $15,000, respectively.

The scheduled payments for the $3,000,000 obligation under this arrangement, as amended, are as follows:

•$   250,000 - Upon the closing of the Asset Purchase Agreement

•$   100,000 - September 30, 2011

•$   650,000 - Earlier of: i) 30 days following the receipt by the Company of aggregate net proceeds of more than $5,000,000 from one of more financings occurring on or after September 30, 2011, or

ii) March 31, 2012

•$   500,000 - March 24, 2012

•$   500,000 - September 24, 2012

•$1,000,000 - March 24, 2013

On March 24, 2011 and September 30, 2011, the Company made payments of $250,000 and $100,000, respectively, to Inovio.

Note 6—Acquisition Obligation

On March 24, 2011, the Company recorded an acquisition obligation for amounts due to Inovio in accordance with the Asset Purchase Agreement (see Note 5).  On September 28, 2011, the Company entered into a First Amendment to Asset Purchase Agreement (the “Amendment”).  The Amendment amended and modified certain payment terms of the Asset Purchase Agreement (see Note 12).  The obligation recorded is based on the total purchase price of $3,000,000.  The scheduled payments under this arrangement, as amended, are as follows:

•$   250,000 - Upon the closing of the Asset Purchase Agreement

•$   100,000 – September 30, 2011

•$   650,000 - Earlier of: i) 30 days following the receipt by the Company of aggregate net proceeds of more than $5,000,000 from one of more financings occurring on or after September 30, 2011, or

ii) March 31, 2011

•$   500,000 - March 24, 2012

•$   500,000 - September 24, 2012

•$1,000,000 - March 24, 2013

On March 24, 2011, the Company made a payment of $250,000 to Inovio.  As of July 31, 2011, the Company has classified $1,250,000 as the current portion of the obligation, and $1,500,000 as a long-term obligation.